Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RBC Funds Trust
Entity Central Index Key	0001272950
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000004723 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class A
Trading Symbol	TMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC SMID Cap Growth Fund (Class A/TMCAX)	$50	1.07%
[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.07%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Merit Medical Systems Inc., Ollie's Bargain Outlet Holdings Inc., and TechnipFMC PLC provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Informatica Inc, PubMatic Inc, and Gentherm Inc. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)	-14.83%	11.02%	7.53%
RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load	-9.62%	12.34%	8.18%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2500 Growth Index (Strategy Benchmark)	-6.37%	11.37%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 149,427,264
Holdings Count | Holding	77
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$149,427,264
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.1%
Merit Medical Systems, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Integer Holdings Corp.	2.5%
CyberArk Software Ltd.	2.4%
ExlService Holdings, Inc.	2.1%
Stifel Financial Corp.	2.1%
Burlington Stores, Inc.	2.0%
Woodward, Inc.	1.9%
Casey's General Stores, Inc.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC Plc	3.1%
Merit Medical Systems, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Integer Holdings Corp.	2.5%
CyberArk Software Ltd.	2.4%
ExlService Holdings, Inc.	2.1%
Stifel Financial Corp.	2.1%
Burlington Stores, Inc.	2.0%
Woodward, Inc.	1.9%
Casey's General Stores, Inc.	1.9%

C000004724 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class I
Trading Symbol	TMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC SMID Cap Growth Fund (Class I/TMCIX)	$38	0.82%
[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.82%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Merit Medical Systems Inc., Ollie's Bargain Outlet Holdings Inc., and TechnipFMC PLC provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Informatica Inc, PubMatic Inc, and Gentherm Inc. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class I/TMCIX)	-9.36%	12.62%	8.45%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2500 Growth Index (Strategy Benchmark)	-6.37%	11.37%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 149,427,264
Holdings Count | Holding	77
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$149,427,264
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.1%
Merit Medical Systems, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Integer Holdings Corp.	2.5%
CyberArk Software Ltd.	2.4%
ExlService Holdings, Inc.	2.1%
Stifel Financial Corp.	2.1%
Burlington Stores, Inc.	2.0%
Woodward, Inc.	1.9%
Casey's General Stores, Inc.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC Plc	3.1%
Merit Medical Systems, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Integer Holdings Corp.	2.5%
CyberArk Software Ltd.	2.4%
ExlService Holdings, Inc.	2.1%
Stifel Financial Corp.	2.1%
Burlington Stores, Inc.	2.0%
Woodward, Inc.	1.9%
Casey's General Stores, Inc.	1.9%

C000175204 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class R6
Trading Symbol	RSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC SMID Cap Growth Fund (Class R6/RSMRX)	$36	0.77%
[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.77%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Merit Medical Systems Inc., Ollie's Bargain Outlet Holdings Inc., and TechnipFMC PLC provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Informatica Inc, PubMatic Inc, and Gentherm Inc. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class R6/RSMRX)	-9.37%	12.67%	8.51%(a)
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2500 Growth Index (Strategy Benchmark)	-6.37%	11.37%	7.44%
(a)
The Fund's Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on June 1, 1994) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 21, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 149,427,264
Holdings Count | Holding	77
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$149,427,264
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.1%
Merit Medical Systems, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Integer Holdings Corp.	2.5%
CyberArk Software Ltd.	2.4%
ExlService Holdings, Inc.	2.1%
Stifel Financial Corp.	2.1%
Burlington Stores, Inc.	2.0%
Woodward, Inc.	1.9%
Casey's General Stores, Inc.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC Plc	3.1%
Merit Medical Systems, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Integer Holdings Corp.	2.5%
CyberArk Software Ltd.	2.4%
ExlService Holdings, Inc.	2.1%
Stifel Financial Corp.	2.1%
Burlington Stores, Inc.	2.0%
Woodward, Inc.	1.9%
Casey's General Stores, Inc.	1.9%

C000243226 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	RGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay U.S. Government Money Market Fund (Class A/RGMXX)	$13	0.25%
[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[4]
Net Assets	$ 12,409,318,680
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,409,318,680
Total number of portfolio holdings	158

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%
Money Market Maturity
Less than 8 days	59.4%
8 to 14 days	8.4%
15 to 30 days	16.6%
31 to 180 days	13.1%
Over 180 days	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%

C000004729 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Institutional Class 1
Trading Symbol	TUGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 1/TUGXX)	$6	0.12%
[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[5]
Net Assets	$ 12,409,318,680
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,409,318,680
Total number of portfolio holdings	158

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%
Money Market Maturity
Less than 8 days	59.4%
8 to 14 days	8.4%
15 to 30 days	16.6%
31 to 180 days	13.1%
Over 180 days	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%

C000071257 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Institutional Class 2
Trading Symbol	TIMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 2/TIMXX)	$14	0.27%
[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[6]
Net Assets	$ 12,409,318,680
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,409,318,680
Total number of portfolio holdings	158

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%
Money Market Maturity
Less than 8 days	59.4%
8 to 14 days	8.4%
15 to 30 days	16.6%
31 to 180 days	13.1%
Over 180 days	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%

C000071260 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	TUIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay U.S. Government Money Market Fund (Investor Class/TUIXX)	$50	1.00%
[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[7]
Net Assets	$ 12,409,318,680
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,409,318,680
Total number of portfolio holdings	158

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%
Money Market Maturity
Less than 8 days	59.4%
8 to 14 days	8.4%
15 to 30 days	16.6%
31 to 180 days	13.1%
Over 180 days	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Federal Reserve, 4.25%, 4/1/25	4.2%
Bank of America, National Association, 4.36%, 4/1/25	4.0%
Goldman Sachs & Co. LLC, 4.34%, 4/1/25	2.8%
Citigroup Global Markets, Inc., 4.36%, 4/1/25	2.8%
Federal Home Loan Bank Discount Notes, 4.26%, 4/11/25	2.8%
Wells Fargo Securities LLC, 4.36%, 4/1/25	2.4%
BNP Paribas Securities Corp., 4.35%, 4/1/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.32%, 4/10/25	2.4%
Federal Home Loan Bank Discount Notes, 4.26%, 7/15/25	2.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	2.3%

C000004738 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Enterprise Fund
Class Name	Class A
Trading Symbol	TETAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Enterprise Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Enterprise Fund (Class A/TETAX)	$62	1.33%
[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.33%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Esquire Financial Holdings Inc., and Stock Yards Bancorp Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Par Pacific Holdings Inc., Cohu Inc., and Maravai LifeSciences Holdings Inc. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Enterprise Fund (Class A/TETAX)— including sales load (5.75%)	-18.34%	11.46%	3.58%
RBC Enterprise Fund (Class A/TETAX) — excluding sales load	-13.34%	12.78%	4.20%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell Microcap Index (Strategy Benchmark)	-7.01%	12.01%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 56,501,926
Holdings Count | Holding	76
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,501,926
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Ducommun, Inc.	3.2%
Esquire Financial Holdings, Inc.	2.7%
Barrett Business Services, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%
MiMedx Group, Inc.	2.5%
QCR Holdings, Inc.	2.4%
Casella Waste Systems, Inc.	2.3%
iShares Russell Microcap Index Fund	2.3%
Thermon Group Holdings, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Ducommun, Inc.	3.2%
Esquire Financial Holdings, Inc.	2.7%
Barrett Business Services, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%
MiMedx Group, Inc.	2.5%
QCR Holdings, Inc.	2.4%
Casella Waste Systems, Inc.	2.3%
iShares Russell Microcap Index Fund	2.3%
Thermon Group Holdings, Inc.	2.3%

C000034084 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Enterprise Fund
Class Name	Class I
Trading Symbol	TETIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Enterprise Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Enterprise Fund (Class I/TETIX)	$50	1.08%
[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.08%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Esquire Financial Holdings Inc., and Stock Yards Bancorp Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Par Pacific Holdings Inc., Cohu Inc., and Maravai LifeSciences Holdings Inc. detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Enterprise Fund (Class I/TETIX)	-13.11%	13.08%	4.46%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell Microcap Index (Strategy Benchmark)	-7.01%	12.01%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 56,501,926
Holdings Count | Holding	76
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,501,926
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Ducommun, Inc.	3.2%
Esquire Financial Holdings, Inc.	2.7%
Barrett Business Services, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%
MiMedx Group, Inc.	2.5%
QCR Holdings, Inc.	2.4%
Casella Waste Systems, Inc.	2.3%
iShares Russell Microcap Index Fund	2.3%
Thermon Group Holdings, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Ducommun, Inc.	3.2%
Esquire Financial Holdings, Inc.	2.7%
Barrett Business Services, Inc.	2.6%
Stock Yards Bancorp, Inc.	2.6%
MiMedx Group, Inc.	2.5%
QCR Holdings, Inc.	2.4%
Casella Waste Systems, Inc.	2.3%
iShares Russell Microcap Index Fund	2.3%
Thermon Group Holdings, Inc.	2.3%

C000004742 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Core Fund
Class Name	Class A
Trading Symbol	TEEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Core Fund (Class A/TEEAX)	$52	1.10%
[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in InterDigital Inc., Lantheus Holdings Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Koppers Holdings Inc. were the largest stock-specific detractors from absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class A/TEEAX)— including sales load (5.75%)	-15.64%	13.63%	3.67%
RBC Small Cap Core Fund (Class A/TEEAX) — excluding sales load	-10.46%	14.98%	4.28%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Index (Strategy Benchmark)	-4.01%	13.27%	6.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 33,816,126
Holdings Count | Holding	70
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,816,126
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.4%
Ducommun, Inc.	3.4%
InterDigital, Inc.	3.3%
Barrett Business Services, Inc.	3.2%
Taylor Morrison Home Corp.	3.0%
Patrick Industries, Inc.	2.8%
Group 1 Automotive, Inc.	2.7%
Globus Medical, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
Agree Realty Corp.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lantheus Holdings, Inc.	3.4%
Ducommun, Inc.	3.4%
InterDigital, Inc.	3.3%
Barrett Business Services, Inc.	3.2%
Taylor Morrison Home Corp.	3.0%
Patrick Industries, Inc.	2.8%
Group 1 Automotive, Inc.	2.7%
Globus Medical, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
Agree Realty Corp.	2.3%

C000004745 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Core Fund
Class Name	Class I
Trading Symbol	RCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Core Fund (Class I/RCSIX)	$40	0.85%
[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in InterDigital Inc., Lantheus Holdings Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Koppers Holdings Inc. were the largest stock-specific detractors from absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class I/RCSIX)	-10.26%	15.28%	4.55%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Index (Strategy Benchmark)	-4.01%	13.27%	6.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 33,816,126
Holdings Count | Holding	70
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,816,126
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.4%
Ducommun, Inc.	3.4%
InterDigital, Inc.	3.3%
Barrett Business Services, Inc.	3.2%
Taylor Morrison Home Corp.	3.0%
Patrick Industries, Inc.	2.8%
Group 1 Automotive, Inc.	2.7%
Globus Medical, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
Agree Realty Corp.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lantheus Holdings, Inc.	3.4%
Ducommun, Inc.	3.4%
InterDigital, Inc.	3.3%
Barrett Business Services, Inc.	3.2%
Taylor Morrison Home Corp.	3.0%
Patrick Industries, Inc.	2.8%
Group 1 Automotive, Inc.	2.7%
Globus Medical, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
Agree Realty Corp.	2.3%

C000175205 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Core Fund
Class Name	Class R6
Trading Symbol	RBRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Core Fund (Class R6/RBRCX)	$39	0.82%
[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in InterDigital Inc., Lantheus Holdings Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Koppers Holdings Inc. were the largest stock-specific detractors from absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class R6/RBRCX)	-10.23%	15.32%	4.57%(a)
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Index (Strategy Benchmark)	-4.01%	13.27%	6.30%
(a)
The Fund's Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on August 5, 1991 as Class S shares) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 21, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 33,816,126
Holdings Count | Holding	70
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,816,126
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.4%
Ducommun, Inc.	3.4%
InterDigital, Inc.	3.3%
Barrett Business Services, Inc.	3.2%
Taylor Morrison Home Corp.	3.0%
Patrick Industries, Inc.	2.8%
Group 1 Automotive, Inc.	2.7%
Globus Medical, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
Agree Realty Corp.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lantheus Holdings, Inc.	3.4%
Ducommun, Inc.	3.4%
InterDigital, Inc.	3.3%
Barrett Business Services, Inc.	3.2%
Taylor Morrison Home Corp.	3.0%
Patrick Industries, Inc.	2.8%
Group 1 Automotive, Inc.	2.7%
Globus Medical, Inc.	2.5%
Pinnacle Financial Partners, Inc.	2.4%
Agree Realty Corp.	2.3%

C000004750 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Microcap Value Fund
Class Name	Class A
Trading Symbol	TMVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Microcap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Microcap Value Fund (Class A/TMVAX)	$64	1.32%
[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.32%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). The Fund defines “value stocks” primarily as those with low price-to-book characteristics.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Willis Lease Finance Corp., Natural Grocers by Vitamin Cottage Inc., and Enova International Inc. provided the largest stock-specific contributions to absolute performance during the period.
Stock Selection	Negative	Positions in Olympic Steel Inc., Beazer Homes USA Inc., and North American Construction Group Ltd detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Microcap Value Fund (Class A/TMVAX)— including sales load (5.75%)	-4.59%	16.26%	5.63%
RBC Microcap Value Fund (Class A/TMVAX) — excluding sales load	1.23%	17.65%	6.26%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell Microcap Value Index (Strategy Benchmark)	-7.59%	14.27%	5.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 101,646,589
Holdings Count | Holding	484
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$101,646,589
Total number of portfolio holdings	484
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Lease Finance Corp.	2.0%
Ducommun, Inc.	1.6%
Oil-Dri Corp. of America	1.3%
Miller Industries, Inc.	0.9%
Bel Fuse, Inc.	0.9%
Whitestone	0.9%
Natural Grocers by Vitamin Cottage, Inc.	0.8%
North American Construction Group Ltd.	0.8%
Investors Title Co.	0.8%
Ingles Markets, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Willis Lease Finance Corp.	2.0%
Ducommun, Inc.	1.6%
Oil-Dri Corp. of America	1.3%
Miller Industries, Inc.	0.9%
Bel Fuse, Inc.	0.9%
Whitestone	0.9%
Natural Grocers by Vitamin Cottage, Inc.	0.8%
North American Construction Group Ltd.	0.8%
Investors Title Co.	0.8%
Ingles Markets, Inc.	0.8%

C000004753 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Microcap Value Fund
Class Name	Class I
Trading Symbol	RMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Microcap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Microcap Value Fund (Class I/RMVIX)	$52	1.07%
[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). The Fund defines “value stocks” primarily as those with low price-to-book characteristics.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Willis Lease Finance Corp., Natural Grocers by Vitamin Cottage Inc., and Enova International Inc. provided the largest stock-specific contributions to absolute performance during the period.
Stock Selection	Negative	Positions in Olympic Steel Inc., Beazer Homes USA Inc., and North American Construction Group Ltd detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Microcap Value Fund (Class I/RMVIX)	1.48%	17.95%	6.52%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell Microcap Value Index (Strategy Benchmark)	-7.59%	14.27%	5.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 101,646,589
Holdings Count | Holding	484
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$101,646,589
Total number of portfolio holdings	484
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Lease Finance Corp.	2.0%
Ducommun, Inc.	1.6%
Oil-Dri Corp. of America	1.3%
Miller Industries, Inc.	0.9%
Bel Fuse, Inc.	0.9%
Whitestone	0.9%
Natural Grocers by Vitamin Cottage, Inc.	0.8%
North American Construction Group Ltd.	0.8%
Investors Title Co.	0.8%
Ingles Markets, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Willis Lease Finance Corp.	2.0%
Ducommun, Inc.	1.6%
Oil-Dri Corp. of America	1.3%
Miller Industries, Inc.	0.9%
Bel Fuse, Inc.	0.9%
Whitestone	0.9%
Natural Grocers by Vitamin Cottage, Inc.	0.8%
North American Construction Group Ltd.	0.8%
Investors Title Co.	0.8%
Ingles Markets, Inc.	0.8%

C000074294 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class A
Trading Symbol	ACASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)	$39	0.79%
[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Agency Collateralized Mortgage-Backed Securities (“CMBS”)	Positive	Agency CMBS spreads steadily moved tighter throughout the period, driving excess returns.
Low-coupon Mortgage-Backed Securities (“MBS”)	Negative	The Fund’s low coupon MBS prepaid more slowly than benchmark securities, causing a slight lag on the MBS portion of the portfolio.
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)	0.83%	-1.80%	0.06%
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load	4.69%	-1.04%	0.45%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
Bloomberg US Securitized Index (Strategy Benchmark)	5.46%	-0.52%	1.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 715,668,778
Holdings Count | Holding	961
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$715,668,778
Total number of portfolio holdings	961
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	5.1%
Fannie Mae, (TBA), 2.50%, 4/1/55	2.4%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.1%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, 4.66%, 12/31/49	1.0%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	5.1%
Fannie Mae, (TBA), 2.50%, 4/1/55	2.4%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.1%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, 4.66%, 12/31/49	1.0%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

C000066097 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class I
Trading Symbol	ACCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	$22	0.44%
[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Agency Collateralized Mortgage-Backed Securities (“CMBS”)	Positive	Agency CMBS spreads steadily moved tighter throughout the period, driving excess returns.
Low-coupon Mortgage-Backed Securities (“MBS”)	Negative	The Fund’s low coupon MBS prepaid more slowly than benchmark securities, causing a slight lag on the MBS portion of the portfolio.
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	5.02%	-0.68%	0.81%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
Bloomberg US Securitized Index (Strategy Benchmark)	5.46%	-0.52%	1.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 715,668,778
Holdings Count | Holding	961
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$715,668,778
Total number of portfolio holdings	961
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	5.1%
Fannie Mae, (TBA), 2.50%, 4/1/55	2.4%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.1%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, 4.66%, 12/31/49	1.0%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	5.1%
Fannie Mae, (TBA), 2.50%, 4/1/55	2.4%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.1%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, 4.66%, 12/31/49	1.0%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

C000210802 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class IS
Trading Symbol	ACATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	$19	0.39%
[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Agency Collateralized Mortgage-Backed Securities (“CMBS”)	Positive	Agency CMBS spreads steadily moved tighter throughout the period, driving excess returns.
Low-coupon Mortgage-Backed Securities (“MBS”)	Negative	The Fund’s low coupon MBS prepaid more slowly than benchmark securities, causing a slight lag on the MBS portion of the portfolio.
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 2,500 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	5.21%	-0.61%	0.92%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
Bloomberg US Securitized Index (Strategy Benchmark)	5.46%	-0.52%	1.19%
(a)
The Fund's Class IS shares commenced operations on March 11, 2019. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on June 23, 1998) and has been adjusted to reflect the fees and expenses of Class IS.

Performance Inception Date	Mar. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 715,668,778
Holdings Count | Holding	961
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$715,668,778
Total number of portfolio holdings	961
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	5.1%
Fannie Mae, (TBA), 2.50%, 4/1/55	2.4%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.1%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, 4.66%, 12/31/49	1.0%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	5.1%
Fannie Mae, (TBA), 2.50%, 4/1/55	2.4%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.1%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, 4.66%, 12/31/49	1.0%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

C000102917 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class A
Trading Symbol	RESAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)	$52	1.04%
[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Security Selection	Positive	The Fund’s overweight position in Mexican state-owned oil & gas company Petroleos Mexicanos benefited from tighter spreads due to rising oil prices and continued implicit backing from the Mexican government.
Country Selection – El Salvador	Positive	The Fund’s overweight in El Salvador performed well on the back of a successful bond buyback in the latter part of 2024, thus reducing default fears .
Country Selection – Sri Lanka	Positive	The Fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an International Monetary Fund deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The Fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The Fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)	2.53%	4.77%	2.54%
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load	7.06%	5.69%	2.98%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.05%	-1.38%	0.61%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	6.75%	3.49%	3.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 119,627,199
Holdings Count | Holding	264
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$119,627,199
Total number of portfolio holdings	264
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 6.35%, 2/12/48	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.5%
Petroleos Mexicanos, 5.63%, 1/23/46	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.3%
Oman Government International Bond, 6.75%, 1/17/48	1.3%
Turkey Government International Bond, 5.75%, 5/11/47	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.1%
Geographic Allocation
Africa/Middle East	30.2%
South America	22.0%
Latin America	17.4%
Europe	13.5%
Asia	9.5%
Uzbekistan	2.0%
United States	1.9%
Serbia	1.8%
Benin	0.5%
Montenegro	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Petroleos Mexicanos, 6.35%, 2/12/48	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.5%
Petroleos Mexicanos, 5.63%, 1/23/46	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.3%
Oman Government International Bond, 6.75%, 1/17/48	1.3%
Turkey Government International Bond, 5.75%, 5/11/47	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.1%

C000102918 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class I
Trading Symbol	RBESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	$39	0.78%
[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Security Selection	Positive	The Fund’s overweight position in Mexican state-owned oil & gas company Petroleos Mexicanos benefited from tighter spreads due to rising oil prices and continued implicit backing from the Mexican government.
Country Selection – El Salvador	Positive	The Fund’s overweight in El Salvador performed well on the back of a successful bond buyback in the latter part of 2024, thus reducing default fears .
Country Selection – Sri Lanka	Positive	The Fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an International Monetary Fund deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The Fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The Fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	6.88%	5.89%	3.21%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.05%	-1.38%	0.61%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	6.75%	3.49%	3.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 119,627,199
Holdings Count | Holding	264
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$119,627,199
Total number of portfolio holdings	264
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 6.35%, 2/12/48	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.5%
Petroleos Mexicanos, 5.63%, 1/23/46	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.3%
Oman Government International Bond, 6.75%, 1/17/48	1.3%
Turkey Government International Bond, 5.75%, 5/11/47	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.1%
Geographic Allocation
Africa/Middle East	30.2%
South America	22.0%
Latin America	17.4%
Europe	13.5%
Asia	9.5%
Uzbekistan	2.0%
United States	1.9%
Serbia	1.8%
Benin	0.5%
Montenegro	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Petroleos Mexicanos, 6.35%, 2/12/48	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.5%
Petroleos Mexicanos, 5.63%, 1/23/46	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.3%
Oman Government International Bond, 6.75%, 1/17/48	1.3%
Turkey Government International Bond, 5.75%, 5/11/47	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.1%

C000176573 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class R6
Trading Symbol	RBERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	$37	0.73%
[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Security Selection	Positive	The Fund’s overweight position in Mexican state-owned oil & gas company Petroleos Mexicanos benefited from tighter spreads due to rising oil prices and continued implicit backing from the Mexican government.
Country Selection – El Salvador	Positive	The Fund’s overweight in El Salvador performed well on the back of a successful bond buyback in the latter part of 2024, thus reducing default fears .
Country Selection – Sri Lanka	Positive	The Fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an International Monetary Fund deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The Fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The Fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	7.00%	5.94%	3.27%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.05%	-1.38%	0.61%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	6.75%	3.49%	3.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 119,627,199
Holdings Count | Holding	264
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$119,627,199
Total number of portfolio holdings	264
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 6.35%, 2/12/48	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.5%
Petroleos Mexicanos, 5.63%, 1/23/46	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.3%
Oman Government International Bond, 6.75%, 1/17/48	1.3%
Turkey Government International Bond, 5.75%, 5/11/47	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.1%
Geographic Allocation
Africa/Middle East	30.2%
South America	22.0%
Latin America	17.4%
Europe	13.5%
Asia	9.5%
Uzbekistan	2.0%
United States	1.9%
Serbia	1.8%
Benin	0.5%
Montenegro	0.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Petroleos Mexicanos, 6.35%, 2/12/48	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.5%
Petroleos Mexicanos, 5.63%, 1/23/46	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.3%
Oman Government International Bond, 6.75%, 1/17/48	1.3%
Turkey Government International Bond, 5.75%, 5/11/47	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.1%

C000102921 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay High Yield Bond Fund
Class Name	Class A
Trading Symbol	RHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)	$41	0.82%
[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[21]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Negative	Credit selection dragged on Fund performance for the period, particularly within the Telecommunications sector.
Issuer Specific	Negative	Not owning issuer Bausch Health hurt performance as this issuer performed well over the period.
Credit Allocation	Positive	Overweight allocations to the Banking and Telecommunications sectors helped limit underperformance and positively contributed over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)	1.99%	5.48%	4.50%
RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load	6.52%	6.39%	4.96%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA US High Yield Index (Strategy Benchmark)	7.60%	7.21%	4.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 864,765,400
Holdings Count | Holding	233
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$864,765,400
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	0.9%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	0.9%
Venture Global LNG, Inc., 7.00%, 1/15/30	0.9%
Prairie Acquiror LP, 9.00%, 8/1/29	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.8%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.8%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	0.8%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	0.9%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	0.9%
Venture Global LNG, Inc., 7.00%, 1/15/30	0.9%
Prairie Acquiror LP, 9.00%, 8/1/29	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.8%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.8%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	0.8%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%

C000102922 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay High Yield Bond Fund
Class Name	Class I
Trading Symbol	RGHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	$29	0.57%
[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Negative	Credit selection dragged on Fund performance for the period, particularly within the Telecommunications sector.
Issuer Specific	Negative	Not owning issuer Bausch Health hurt performance as this issuer performed well over the period.
Credit Allocation	Positive	Overweight allocations to the Banking and Telecommunications sectors helped limit underperformance and positively contributed over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	6.81%	6.65%	5.24%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA US High Yield Index (Strategy Benchmark)	7.60%	7.21%	4.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 864,765,400
Holdings Count | Holding	233
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$864,765,400
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	0.9%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	0.9%
Venture Global LNG, Inc., 7.00%, 1/15/30	0.9%
Prairie Acquiror LP, 9.00%, 8/1/29	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.8%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.8%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	0.8%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	0.9%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	0.9%
Venture Global LNG, Inc., 7.00%, 1/15/30	0.9%
Prairie Acquiror LP, 9.00%, 8/1/29	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.8%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.8%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	0.8%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%

C000225268 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Value Fund
Class Name	Class A
Trading Symbol	RBVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Value Fund (Class A/RBVAX)	$52	1.10%
[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%	[23]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Cheesecake Factory Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Columbus McKinnon Corp/NY detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Value Fund (Class A/RBVAX)— including sales load (5.75%)	-14.61%	11.51%(a)	4.61%(a)
RBC Small Cap Value Fund (Class A/RBVAX) — excluding sales load	-9.39%	12.84%(a)	5.23%(a)
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Value Index (Strategy Benchmark)	-3.12%	15.31%	6.07%
(a)
The Fund's Class A shares commenced operations on January 28, 2021. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 27,869,271
Holdings Count | Holding	73
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,869,271
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.1%
Barrett Business Services, Inc.	3.0%
Cheesecake Factory, Inc. (The)	2.9%
Matador Resources Co.	2.3%
Wintrust Financial Corp.	2.2%
Ducommun, Inc.	2.1%
Southwest Gas Holdings, Inc.	2.1%
Mercantile Bank Corp.	2.1%
Gates Industrial Corp. Plc	2.0%
Nexstar Media Group, Inc.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.1%
Barrett Business Services, Inc.	3.0%
Cheesecake Factory, Inc. (The)	2.9%
Matador Resources Co.	2.3%
Wintrust Financial Corp.	2.2%
Ducommun, Inc.	2.1%
Southwest Gas Holdings, Inc.	2.1%
Mercantile Bank Corp.	2.1%
Gates Industrial Corp. Plc	2.0%
Nexstar Media Group, Inc.	2.0%

C000146124 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Value Fund
Class Name	Class I
Trading Symbol	RSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Value Fund (Class I/RSVIX)	$40	0.85%
[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%	[24]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Cheesecake Factory Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Columbus McKinnon Corp/NY detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Value Fund (Class I/RSVIX)	-9.17%	13.00%	5.39%
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Value Index (Strategy Benchmark)	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 27,869,271
Holdings Count | Holding	73
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,869,271
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.1%
Barrett Business Services, Inc.	3.0%
Cheesecake Factory, Inc. (The)	2.9%
Matador Resources Co.	2.3%
Wintrust Financial Corp.	2.2%
Ducommun, Inc.	2.1%
Southwest Gas Holdings, Inc.	2.1%
Mercantile Bank Corp.	2.1%
Gates Industrial Corp. Plc	2.0%
Nexstar Media Group, Inc.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.1%
Barrett Business Services, Inc.	3.0%
Cheesecake Factory, Inc. (The)	2.9%
Matador Resources Co.	2.3%
Wintrust Financial Corp.	2.2%
Ducommun, Inc.	2.1%
Southwest Gas Holdings, Inc.	2.1%
Mercantile Bank Corp.	2.1%
Gates Industrial Corp. Plc	2.0%
Nexstar Media Group, Inc.	2.0%

C000175206 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Small Cap Value Fund
Class Name	Class R6
Trading Symbol	RRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Small Cap Value Fund (Class R6/RRSVX)	$38	0.80%
[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[25]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Lantheus Holdings Inc., Cheesecake Factory Inc., and Barrett Business Services Inc. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Atkore Inc., Par Pacific Holdings Inc., and Columbus McKinnon Corp/NY detracted the most from stock-specific contribution to absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Value Fund (Class R6/RRSVX)	-9.19%	13.19%	5.51%(a)
S&P 500 Index (Regulatory Benchmark)	8.25%	18.59%	12.50%
Russell 2000 Value Index (Strategy Benchmark)	-3.12%	15.31%	6.07%
(a)
The Fund's Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 21, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 27,869,271
Holdings Count | Holding	73
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,869,271
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.1%
Barrett Business Services, Inc.	3.0%
Cheesecake Factory, Inc. (The)	2.9%
Matador Resources Co.	2.3%
Wintrust Financial Corp.	2.2%
Ducommun, Inc.	2.1%
Southwest Gas Holdings, Inc.	2.1%
Mercantile Bank Corp.	2.1%
Gates Industrial Corp. Plc	2.0%
Nexstar Media Group, Inc.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	3.1%
Barrett Business Services, Inc.	3.0%
Cheesecake Factory, Inc. (The)	2.9%
Matador Resources Co.	2.3%
Wintrust Financial Corp.	2.2%
Ducommun, Inc.	2.1%
Southwest Gas Holdings, Inc.	2.1%
Mercantile Bank Corp.	2.1%
Gates Industrial Corp. Plc	2.0%
Nexstar Media Group, Inc.	2.0%

C000217811 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class A
Trading Symbol	RIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Impact Bond Fund (Class A/RIBAX)	$35	0.70%
[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[26]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark during the period.
Overweight to Solar Asset-Backed Securities (“ABS”)	Negative	Solar ABS holdings negatively impacted the Fund during the period reflecting challenges in the residential solar industry, which faced high interest rates, reduced incentives and regulatory uncertainties. Despite significant reductions in the Fund’s ABS holdings as a result, the sector still had a negative impact on overall performance.
Overweight to Taxable Municipal Bonds	Positive	The Fund’s overweight to the taxable municipal sector was additive as rising yields and increased issuance in the sector presented new investment opportunities despite broader economic volatility. The sector held up well overall and was met with strong investor demand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)	0.66%	-1.54%	0.25%(a)
RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load	4.54%	-0.79%	0.78%(a)
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.32%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 18, 2017) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 287,712,165
Holdings Count | Holding	360
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$287,712,165
Total number of portfolio holdings	360
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%

C000195863 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class I
Trading Symbol	RIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	$22	0.45%
[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[27]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark during the period.
Overweight to Solar Asset-Backed Securities (“ABS”)	Negative	Solar ABS holdings negatively impacted the Fund during the period reflecting challenges in the residential solar industry, which faced high interest rates, reduced incentives and regulatory uncertainties. Despite significant reductions in the Fund’s ABS holdings as a result, the sector still had a negative impact on overall performance.
Overweight to Taxable Municipal Bonds	Positive	The Fund’s overweight to the taxable municipal sector was additive as rising yields and increased issuance in the sector presented new investment opportunities despite broader economic volatility. The sector held up well overall and was met with strong investor demand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	4.91%	-0.47%	1.08%(a)
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.32%
(a)	Commenced operations on December 18, 2017.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 287,712,165
Holdings Count | Holding	360
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$287,712,165
Total number of portfolio holdings	360
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%

C000195864 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class R6
Trading Symbol	RIBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	$20	0.40%
[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[28]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark during the period.
Overweight to Solar Asset-Backed Securities (“ABS”)	Negative	Solar ABS holdings negatively impacted the Fund during the period reflecting challenges in the residential solar industry, which faced high interest rates, reduced incentives and regulatory uncertainties. Despite significant reductions in the Fund’s ABS holdings as a result, the sector still had a negative impact on overall performance.
Overweight to Taxable Municipal Bonds	Positive	The Fund’s overweight to the taxable municipal sector was additive as rising yields and increased issuance in the sector presented new investment opportunities despite broader economic volatility. The sector held up well overall and was met with strong investor demand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	4.85%	-0.47%	1.12%(a)
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.32%
(a)	Commenced operations on December 18, 2017.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 287,712,165
Holdings Count | Holding	360
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$287,712,165
Total number of portfolio holdings	360
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%

C000227055 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class Y
Trading Symbol	RIBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	$20	0.40%
[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[29]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The Fund maintained a yield advantage relative to the benchmark during the period.
Overweight to Solar Asset-Backed Securities (“ABS”)	Negative	Solar ABS holdings negatively impacted the Fund during the period reflecting challenges in the residential solar industry, which faced high interest rates, reduced incentives and regulatory uncertainties. Despite significant reductions in the Fund’s ABS holdings as a result, the sector still had a negative impact on overall performance.
Overweight to Taxable Municipal Bonds	Positive	The Fund’s overweight to the taxable municipal sector was additive as rising yields and increased issuance in the sector presented new investment opportunities despite broader economic volatility. The sector held up well overall and was met with strong investor demand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 5,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	4.96%	-0.93%(a)
Bloomberg US Aggregate Bond Index	4.88%	-0.80%
(a)	The Fund’s Class Y shares commenced operations on April 12, 2021.

Performance Inception Date	Apr. 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 287,712,165
Holdings Count | Holding	360
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$287,712,165
Total number of portfolio holdings	360
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.0%
Fannie Mae, Pool #AN2855, 2.22%, 9/1/26	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62	1.0%
Becton Dickinson & Co., 5.08%, 6/7/29	1.0%
Fannie Mae, 4.66%, 12/31/49	1.0%

C000231739 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class A
Trading Symbol	RCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	$35	0.69%
[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[30]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Credit Allocation	Positive	Overweight positions in investment grade corporate bonds and asset-backed securities bolstered relative performance, as did a non-benchmark allocation towards non-agency mortgage-backed securities.
Interest Rates	Positive	A negative view of Japanese government rates expressed through a duration underweight was beneficial, as was active interest rate positioning within U.S. rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)	2.91%	-0.78%(a)
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — excluding sales load	7.48%	0.48%(a)
Bloomberg US Aggregate Bond Index	4.88%	-1.29%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 61,348,787
Holdings Count | Holding	258
Investment Company Portfolio Turnover	374.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,348,787
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	374%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	4.4%
Fannie Mae, (TBA), 2.50%, 4/1/55	3.6%
Fannie Mae, (TBA), 3.00%, 4/1/55	2.3%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.0%
Fannie Mae, (TBA), 6.00%, 4/1/55	2.0%
Fannie Mae, (TBA), 3.50%, 4/1/55	1.7%
United Kingdom Gilt, 4.38%, 7/31/54	1.6%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.6%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.3%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	4.4%
Fannie Mae, (TBA), 2.50%, 4/1/55	3.6%
Fannie Mae, (TBA), 3.00%, 4/1/55	2.3%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.0%
Fannie Mae, (TBA), 6.00%, 4/1/55	2.0%
Fannie Mae, (TBA), 3.50%, 4/1/55	1.7%
United Kingdom Gilt, 4.38%, 7/31/54	1.6%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.6%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.3%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.1%

C000231741 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class I
Trading Symbol	RCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	$22	0.44%
[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[31]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Credit Allocation	Positive	Overweight positions in investment grade corporate bonds and asset-backed securities bolstered relative performance, as did a non-benchmark allocation towards non-agency mortgage-backed securities.
Interest Rates	Positive	A negative view of Japanese government rates expressed through a duration underweight was beneficial, as was active interest rate positioning within U.S. rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	7.77%	0.74%(a)
Bloomberg US Aggregate Bond Index	4.88%	-1.29%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 61,348,787
Holdings Count | Holding	258
Investment Company Portfolio Turnover	374.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,348,787
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	374%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	4.4%
Fannie Mae, (TBA), 2.50%, 4/1/55	3.6%
Fannie Mae, (TBA), 3.00%, 4/1/55	2.3%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.0%
Fannie Mae, (TBA), 6.00%, 4/1/55	2.0%
Fannie Mae, (TBA), 3.50%, 4/1/55	1.7%
United Kingdom Gilt, 4.38%, 7/31/54	1.6%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.6%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.3%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	4.4%
Fannie Mae, (TBA), 2.50%, 4/1/55	3.6%
Fannie Mae, (TBA), 3.00%, 4/1/55	2.3%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.0%
Fannie Mae, (TBA), 6.00%, 4/1/55	2.0%
Fannie Mae, (TBA), 3.50%, 4/1/55	1.7%
United Kingdom Gilt, 4.38%, 7/31/54	1.6%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.6%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.3%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.1%

C000231740 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	RCPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	$20	0.39%
[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[32]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Credit Allocation	Positive	Overweight positions in investment grade corporate bonds and asset-backed securities bolstered relative performance, as did a non-benchmark allocation towards non-agency mortgage-backed securities.
Interest Rates	Positive	A negative view of Japanese government rates expressed through a duration underweight was beneficial, as was active interest rate positioning within U.S. rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	7.72%	0.76%(a)
Bloomberg US Aggregate Bond Index	4.88%	-1.29%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 61,348,787
Holdings Count | Holding	258
Investment Company Portfolio Turnover	374.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,348,787
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	374%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	4.4%
Fannie Mae, (TBA), 2.50%, 4/1/55	3.6%
Fannie Mae, (TBA), 3.00%, 4/1/55	2.3%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.0%
Fannie Mae, (TBA), 6.00%, 4/1/55	2.0%
Fannie Mae, (TBA), 3.50%, 4/1/55	1.7%
United Kingdom Gilt, 4.38%, 7/31/54	1.6%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.6%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.3%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 4/1/55	4.4%
Fannie Mae, (TBA), 2.50%, 4/1/55	3.6%
Fannie Mae, (TBA), 3.00%, 4/1/55	2.3%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.0%
Fannie Mae, (TBA), 6.00%, 4/1/55	2.0%
Fannie Mae, (TBA), 3.50%, 4/1/55	1.7%
United Kingdom Gilt, 4.38%, 7/31/54	1.6%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.6%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.3%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.1%

C000231742 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class A
Trading Symbol	RBIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Strategic Income Fund (Class A/RBIAX)	$44	0.87%
[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[33]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	Interest rate positioning bolstered the Fund’s performance over the period, particularly the carry/income advantage associated with U.S. rates positioning.
Credit Allocation	Positive	The investment grade and high yield corporate bond allocations were top contributing sub-sectors during the period.
Securitized Security Selection	Positive	Asset-backed securities and non-agency mortgage-backed securities also contributed to positive performance, though, to a lesser extent as the other two factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)	3.00%	4.10%(a)
RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load	7.59%	5.42%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-1.29%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	5.19%	3.76%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 78,857,202
Holdings Count | Holding	267
Investment Company Portfolio Turnover	326.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,857,202
Total number of portfolio holdings	267
Portfolio turnover rate as of the end of the reporting period	326%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.00%, 2/15/34	2.8%
U.S. Treasury Notes, 3.63%, 8/31/29	2.5%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.2%
U.S. Treasury Bonds, 4.25%, 2/15/54	1.9%
United Kingdom Gilt, 4.38%, 7/31/54	1.7%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42	1.0%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.0%
Continental Resources, Inc., 4.38%, 1/15/28	1.0%
Geographic Allocation
United States	73.4%
Europe	9.2%
South America	7.5%
North America	2.2%
Latin America	2.0%
Japan	1.4%
Macao	0.4%
Asia	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.00%, 2/15/34	2.8%
U.S. Treasury Notes, 3.63%, 8/31/29	2.5%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.2%
U.S. Treasury Bonds, 4.25%, 2/15/54	1.9%
United Kingdom Gilt, 4.38%, 7/31/54	1.7%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42	1.0%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.0%
Continental Resources, Inc., 4.38%, 1/15/28	1.0%

C000231744 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class I
Trading Symbol	RBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	$31	0.62%
[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[34]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	Interest rate positioning bolstered the Fund’s performance over the period, particularly the carry/income advantage associated with U.S. rates positioning.
Credit Allocation	Positive	The investment grade and high yield corporate bond allocations were top contributing sub-sectors during the period.
Securitized Security Selection	Positive	Asset-backed securities and non-agency mortgage-backed securities also contributed to positive performance, though, to a lesser extent as the other two factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	7.98%	5.70%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-1.29%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	5.19%	3.76%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 78,857,202
Holdings Count | Holding	267
Investment Company Portfolio Turnover	326.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,857,202
Total number of portfolio holdings	267
Portfolio turnover rate as of the end of the reporting period	326%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.00%, 2/15/34	2.8%
U.S. Treasury Notes, 3.63%, 8/31/29	2.5%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.2%
U.S. Treasury Bonds, 4.25%, 2/15/54	1.9%
United Kingdom Gilt, 4.38%, 7/31/54	1.7%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42	1.0%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.0%
Continental Resources, Inc., 4.38%, 1/15/28	1.0%
Geographic Allocation
United States	73.4%
Europe	9.2%
South America	7.5%
North America	2.2%
Latin America	2.0%
Japan	1.4%
Macao	0.4%
Asia	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.00%, 2/15/34	2.8%
U.S. Treasury Notes, 3.63%, 8/31/29	2.5%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.2%
U.S. Treasury Bonds, 4.25%, 2/15/54	1.9%
United Kingdom Gilt, 4.38%, 7/31/54	1.7%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42	1.0%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.0%
Continental Resources, Inc., 4.38%, 1/15/28	1.0%

C000231743 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class R6
Trading Symbol	RBSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	$29	0.57%
[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[35]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	Interest rate positioning bolstered the Fund’s performance over the period, particularly the carry/income advantage associated with U.S. rates positioning.
Credit Allocation	Positive	The investment grade and high yield corporate bond allocations were top contributing sub-sectors during the period.
Securitized Security Selection	Positive	Asset-backed securities and non-agency mortgage-backed securities also contributed to positive performance, though, to a lesser extent as the other two factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	7.94%	5.75%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-1.29%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	5.19%	3.76%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 78,857,202
Holdings Count | Holding	267
Investment Company Portfolio Turnover	326.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,857,202
Total number of portfolio holdings	267
Portfolio turnover rate as of the end of the reporting period	326%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.00%, 2/15/34	2.8%
U.S. Treasury Notes, 3.63%, 8/31/29	2.5%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.2%
U.S. Treasury Bonds, 4.25%, 2/15/54	1.9%
United Kingdom Gilt, 4.38%, 7/31/54	1.7%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42	1.0%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.0%
Continental Resources, Inc., 4.38%, 1/15/28	1.0%
Geographic Allocation
United States	73.4%
Europe	9.2%
South America	7.5%
North America	2.2%
Latin America	2.0%
Japan	1.4%
Macao	0.4%
Asia	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.00%, 2/15/34	2.8%
U.S. Treasury Notes, 3.63%, 8/31/29	2.5%
Northwest Natural Holding Co., 7.00%, 9/15/55	2.2%
U.S. Treasury Bonds, 4.25%, 2/15/54	1.9%
United Kingdom Gilt, 4.38%, 7/31/54	1.7%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.41%, 3/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.96%, 3/15/42	1.0%
General Motors Financial Co., Inc., 5.05%, 4/4/28	1.0%
Continental Resources, Inc., 4.38%, 1/15/28	1.0%

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